BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.

ARTICLES OF AMENDMENT

This is to certify that:

First:   The charter of BlackRock MuniHoldings Quality Fund II, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend that section of the charter titled Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Muni Term Preferred Shares, dated as of December 20, 2023 (the “Governing Document”).

Second:   The charter of the Corporation is hereby amended by deleting the second sentence in the section entitled “Designation” in the Governing Document and replacing it with the following:

Each Series W-7 VMTP Preferred Share shall be issued on a date or dates determined by the Board of Directors of the Corporation or pursuant to their delegated authority; have an Applicable Rate commencing on January 2, 2025 equal to the sum of the applicable Ratings Spread (as defined herein) and the Applicable Base Rate (as defined herein) on the applicable Rate Determination Date; and have such other preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption required by Applicable Law and that are expressly set forth in these Articles Supplementary and the Charter.

Third:   The charter of the Corporation is hereby amended by deleting the definition of “Applicable Base Rate” in the Governing Document and replacing it with the following definition:

“Applicable Base Rate” means the SIFMA Municipal Swap Index.

Fourth:   The charter of the Corporation is hereby amended by adding the following definition to the Governing Document:

“SIFMA Municipal Swap Index” means, on any Rate Determination Date, the Securities Industry and Financial Markets Association Municipal Swap Index, produced and made available by Municipal Market Data as of 3:00 p.m., New York City time, on such Rate Determination Date.

Fifth:   The charter of the Corporation is hereby amended by deleting the definition of “Ratings Spread” in the Governing Document and replacing it with the following definition:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Preferred Shares, the sum of (i) the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Corporation), Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Corporation) or Other Rating Agency (if such Other Rating

Agency is then rating the VMTP Preferred Shares at the request of the Corporation) in the Ratings Spread table below on the Rate Determination Date for such Rate Period, if any, and (ii) the percentage per annum set forth opposite the applicable period of time remaining until the Liquidity Account Initial Date in the Step-Up Spread table below on the Rate Determination Date for such Rate Period, if any.

Ratings Spread

Moody’s/Fitch*	Percentage
Aa2/AA to Aaa/AAA	0.00%
Aa3/AA-	0.00%
A1/A+	0.40%
A2/A	0.65%
A3/A-	0.80%
Baa1/BBB+	1.15%
Baa2/BBB	1.40%
Baa3/BBB-	1.90%
Non-investment grade or NR	2.40%

*And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Preferred Shares at the request of the Corporation.

Step-Up Spread

Period Remaining Until Liquidity Account Initial Date	Percentage
More than nine months	1.13%
Less than nine months but more than six months	1.18%
Less than six months	1.28%

Sixth:   The amendments to the charter of the Corporation as set forth above in these Articles of Amendment have been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

Seventh:   As amended hereby, the charter of the Corporation shall remain in full force and effect.

Eighth:   These Articles of Amendment shall be effective as of January 2, 2025.

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IN WITNESS WHEREOF, BlackRock MuniHoldings Quality Fund II, Inc. has caused these Articles of Amendment to be signed as of December 31, 2024, in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/Janey Ahn

Name: Janey Ahn

Title:  Secretary

[Signature Page to Amendment to Governing Document – MUE]